Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Nonvested Stock Units
Nonvested at beginning period	1,643	1,621	1,538
Restricted stock units granted	1,692	1,584	1,622
Restricted stock units vested	(1,564)	(1,505)	(1,517)
Restricted stock units forfeited	(57)	(57)	(22)
Nonvested at ending period	1,714	1,643	1,621	1,538
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 8.08	$ 13.85	$ 10.36
Restricted stock units granted	9.40	8.01	13.86
Restricted stock units vested	8.02	14.12	9.79
Restricted stock units forfeited	9.31	9.59	11.75
Nonvested at ending period	$ 9.37	$ 8.08	$ 13.85	$ 10.36
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	3 months 21 days	3 months 14 days	4 months 17 days	3 months 29 days